Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 29, 2012	Jul. 02, 2011
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	SunOpta Inc.
Entity Central Index Key	0000351834
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 474,237,087
Entity Common Stock Shares Outstanding		65,801,558